Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

NOV 21 2013

Washington, DC 20549

[redacted]

13003658

001-08610

November 21, 2013

CERT NYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, AT&T Inc. 2.650% Global Notes due 2021 and 3.500% Global Notes due 2025, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 13, 2013. Tentative listing date – November 25, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

T +1 (212) 656-5404
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